Warrant Liabilities (Details Narrative) - Warrants [Member]	12 Months Ended
Dec. 31, 2020 $ / shares
Statement Line Items [Line Items]
Risk-free interest rate	0.28%
Expected volatility	93.40%
Expected life	22 days
Share price on valuation date	$ 1.58
Expected dividend yield	0.00%